Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Office Rental Obligations
The following table sets forth the Company’s undiscounted office rental obligations as at December 31, 2023:

Amount
Year 1	$78
Year 2	40
Total	$118
Less imputed interest	(19)
Present value of lease liabilities	$99

Lease liabilities, current	66
Lease liabilities, non- current	33
Present value of lease liabilities	$99